June 18, 2012

Valerie J. Lithotomos
Senior Counsel
Office of Disclosure and Review
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Wakefield Alternative Series Trust, Files Nos.: 333-177169; 811-22612

Dear Ms. Lithotomos:

On behalf of Wakefield Alternative Series Trust (the "Registrant") we hereby submit, via electronic filing, Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement.  On October 10, 2011, the Registrant, on behalf of the Wakefield Managed Futures Strategy Fund (the "Fund"), the sole series of the Registrant, filed its registration statement on Form N-1A.  By letter dated November 3, 2011 you provided written comments regarding the filing.  By letter dated December 12, 2011, the Registrant provided written responses to those comments.  Following December 12, 2011, Thompson Hine LLP ,on behalf of the Registrant, engaged in several conversations with you and another member of the Securities and Exchange Commission staff.  All changes related to the response letter, subsequent discussions, a subsequent response letter, refining edits and supplemental information are marked.  The Registrant will request acceleration of the effective date of this Amendment to the Registrant's Registration Statement by separate letter.

The Registrant has authorized me to convey to you that the Registrant acknowledges the following:

1.	The Registrant is responsible for the adequacy and accuracy of the disclosure in the filings reviewed by the staff;

2.	Staff comments or changes to disclosure in response to staff comments in a filing reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing;

3.
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the Registrant from its full responsibility for the accuracy and adequacy of the disclosure in the filing; and

4.	The Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or additional comments, please call Parker Bridgeport at (614) 469-3238 or the undersigned at (614) 469-3265.

Best regards,

/s/ JoAnn M. Strasser
JoAnn M. Strasser